Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Biotechnology Portfolio - Select Biotechnology Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	35.05%
Annual Return 2015	13.67%
Annual Return 2016	(23.72%)
Annual Return 2017	27.87%
Annual Return 2018	(10.73%)
Annual Return 2019	35.96%
Annual Return 2020	38.34%
Annual Return 2021	(12.37%)
Annual Return 2022	(15.87%)
Annual Return 2023	10.08%